Fixed Assets (Details) - Schedule of Accumulated Depreciation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accumulated Depreciation [Line Items]
Balances	$ (561,881)	$ (524,459)
Depreciation charges in the period	(61,389)	(60,641)
Sales and disposals in the period	51,807	23,155
Other	0	64
Balances	(571,463)	(561,881)
Buildings
Schedule of Accumulated Depreciation [Line Items]
Balances	(185,493)	(173,263)
Depreciation charges in the period	(21,852)	(20,334)
Sales and disposals in the period	33,441	9,443
Other	0	(1,339)
Balances	(173,904)	(185,493)
Land
Schedule of Accumulated Depreciation [Line Items]
Balances	0	0
Depreciation charges in the period	0	0
Sales and disposals in the period	0	0
Other	0	0
Balances	0	0
Equipment
Schedule of Accumulated Depreciation [Line Items]
Balances	(299,973)	(275,287)
Depreciation charges in the period	(31,162)	(35,154)
Sales and disposals in the period	6,727	9,072
Other	0	1,396
Balances	(324,408)	(299,973)
Others
Schedule of Accumulated Depreciation [Line Items]
Balances	(76,415)	(75,909)
Depreciation charges in the period	(8,375)	(5,153)
Sales and disposals in the period	11,639	4,640
Other	0	7
Balances	$ (73,151)	$ (76,415)